Goodwill - Summary of Goodwill (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning	$ 98.8	₨ 7,478.7	₨ 1,164.5
Impairment (refer note 18 (c))	(1.1)	(83.1)	(81.1)	£ (1)
Reversal of held for sale			6,399.2
Currency translation	5.0	375.0	(3.9)
Balance at the end	$ 102.7	₨ 7,770.6	₨ 7,478.7